                 AIM MULTI-SECTOR FUND - CLASS A, B AND C SHARES

                         Supplement dated March 12, 2007
                    to the Prospectus dated December 29, 2006


The following information should replace in its entirety the information appearing under the heading "FUND MANAGEMENT - PORTFOLIO MANAGER(s)" on page 9 of the prospectus:

     "The following individuals are jointly and primarily responsible for the day-to-day management of the fund's portfolio:

     o Mark D. Greenberg (lead manager with respect to the fund's investments in the leisure sector), Senior Portfolio Manager, who has been responsible for the fund since 2002 and has been associated with the advisor and/or its affiliates since 1996.

     o Lanny H. Sachnowitz (lead manager with respect to the fund's investments in the technology sector), Senior Portfolio Manager, who has been responsible for the fund since 2007 and has been associated with the advisor and/or its affiliates since 1987.

     o John S. Segner (lead manager with respect to the fund's investments in the energy sector), Senior Portfolio Manager, who has been responsible for the fund since 2002 and has been associated with the advisor and/or its affiliates since 1997.

     o Michael J. Simon (lead manager with respect to the fund's investments in the financial services sector), Senior Portfolio Manager, who has been responsible for the fund since 2004 and has been associated with the advisor and/or its affiliates since 2001.

     o Derek M. Taner (lead manager with respect to the fund's investments in the health care sector), Portfolio Manager, who has been responsible for the fund since 2006 and has been associated with the advisor and/or its affiliates since 2005. From 2000 to 2005, he was a portfolio manager and analyst for Franklin Advisers, Inc.

         The lead managers generally have final authority over all aspects of their portions of the fund's investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio constriction techniques, portfolio risk assessment, and the management of daily cash flows in accordance with portfolio holdings. The degree to which the lead managers may perform these functions, and the nature of these function, may change from time to time.

         They are assisted by the advisor's Basic Value, Diversified Dividend, Energy/Gold/Utilities, Global Health Care, Leisure and Technology Teams, which are comprised of portfolio managers and research analysts. Team members provide research support and make securities recommendations with respect to the fund's portfolio, but do not have day-to-day management responsibilities with respect to the fund's portfolio. Members of the teams may change from time to time. More information on the portfolio managers and the team, included biographies of members of the teams, may be found on the advisor's website http://www.aiminvestments.com. The website is not part of this prospectus.

         The fund's Statement of Additional Information provides additional information about the portfolio managers' investments in the fund, a description of their compensation structure, and information regarding other accounts they manage."

                          INSTITUTIONAL CLASS SHARES OF

                             AIM FLOATING RATE FUND
                              AIM MULTI-SECTOR FUND
                            AIM STRUCTURED CORE FUND
                           AIM STRUCTURED GROWTH FUND
                            AIM STRUCTURED VALUE FUND

                     Supplement dated March 12, 2007 to the
                       Prospectus dated December 29, 2006
                        as supplemented February 28, 2007


The following information should replace in its entirety the information appearing under the heading "FUND MANAGEMENT - PORTFOLIO MANAGER(s) - MULTI-SECTOR" on page 23 of the prospectus:

     o "Mark D. Greenberg (lead manager with respect to the fund's investments in the leisure sector), Senior Portfolio Manager, who has been responsible for the fund since 2002 and has been associated with the advisor and/or its affiliates since 1996.

     o Lanny H. Sachnowitz (lead manager with respect to the fund's investments in the technology sector), Senior Portfolio Manager, who has been responsible for the fund since 2007 and has been associated with the advisor and/or its affiliates since 1987.

     o John S. Segner (lead manager with respect to the fund's investments in the energy sector), Senior Portfolio Manager, who has been responsible for the fund since 2002 and has been associated with the advisor and/or its affiliates since 1997.

     o Michael J. Simon (lead manager with respect to the fund's investments in the financial services sector), Senior Portfolio Manager, who has been responsible for the fund since 2004 and has been associated with the advisor and/or its affiliates since 2001.

     o Derek M. Taner (lead manager with respect to the fund's investments in the health care sector), Portfolio Manager, who has been responsible for the fund since 2006 and has been associated with the advisor and/or its affiliates since 2005. From 2000 to 2005, he was a portfolio manager and analyst for Franklin Advisers, Inc.

         The portfolio managers are assisted by the Basic Value, Diversified Dividend, Energy/Gold/Utilities, Global Health Care, Leisure and Technology Teams."

                           AIM COUNSELOR SERIES TRUST

                       AIM ADVANTAGE HEALTH SCIENCES FUND
                              AIM MULTI-SECTOR FUND
                            AIM STRUCTURED CORE FUND
                           AIM STRUCTURED GROWTH FUND
                            AIM STRUCTURED VALUE FUND

                         Supplement dated March 12, 2007
       to the Statement of Additional Information dated December 29, 2006 as supplemented February 28, 2007


The following information replaces in its entirety the information appearing under the heading "PORTFOLIO MANAGER FUND HOLDINGS AND INFORMATION ON OTHER MANAGED ACCOUNTS -- AIM MULTI-SECTOR FUND" on page H-1 and H-2 of the Statement of Additional Information. The following table reflects information as of August 31, 2006 (except as noted):

                                                 OTHER REGISTERED MUTUAL            OTHER POOLED                OTHER ACCOUNTS
                               DOLLAR                FUNDS (ASSETS IN            INVESTMENT VEHICLES              (ASSETS IN
                              RANGE OF                   MILLIONS)              (ASSETS IN  MILLIONS)             MILLIONS)2
    PORTFOLIO MANAGER        INVESTMENTS     ------------------------------ ----------------------------- -------------------------
                              IN EACH            NUMBER                        NUMBER                        NUMBER
                               FUND1               OF            ASSETS          OF           ASSETS           OF          ASSETS
                                                ACCOUNTS                      ACCOUNTS                      ACCOUNTS
-----------------------------------------------------------------------------------------------------------------------------------
                                                          AIM MULTI-SECTOR FUND
-----------------------------------------------------------------------------------------------------------------------------------

Mark D. Greenberg           $10,001-$50,000       2           $   755.4            1        $  79.9            None          None

Lanny Sachnowitz3                None             6           $ 9,542.0            1        $  53.1            None          None

John S. Segner              $10,001-$50,000       4           $ 2,241.1            1        $ 269.2               2       $  24.5

Michael J. Simon              $1-$10,000          10          $ 9,529.0            1        $  13.0           2,765       $ 782.6

Derek M. Taner                   None             5           $2,069.04            4        $ 326.9            None          None
--------------------------- ---------------- ------------- ---------------- ------------ ---------------- ------------ ------------

---------------------------

1 This column reflects investments in a Fund's shares owned directly by a portfolio manager or beneficially owned by a portfolio manager (as determined in accordance with Rule 16a-1(a)(2) under the Securities Exchange Act of 1934, as amended). A portfolio manager is presumed to be a beneficial owner of securities that are held by his or her immediate family members sharing the same household.

2 These are accounts of individual investors for which AIM's affiliate, AIM Private Asset Management, Inc. ("APAM") provides investment advice. APAM offers separately managed accounts that are managed according to the investment models developed by AIM's portfolio managers and used in connection with the management of certain AIM funds. APAM accounts may be invested in accordance with one or more of those investment models and investments held in those accounts are traded in accordance with the applicable models.

3 Mr. Sachnowitz began serving as portfolio manager on AIM Technology Fund on March 12, 2007. The information provided for Mr. Sachnowitz is as of February 28, 2007.

4 This amount includes a fund that pays performance-based fees with $149.5M in assets under management.